PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Depreciation	$ 105,000	$ 238,000	$ 287,000		$ 228,000		$ 246,000
Semi Cab Inc [Member]
Depreciation				$ 1,000		$ 2,000